RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	102,323	€ 100,479
Total Costs	(105,330)	€ (102,108)
Current financial assets	7,861		€ 13,494
Codere Apuestas Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	899
Total Costs	899
Codere Newco S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	7,683
Total Costs	7,683
Current financial assets	5
Trade receivables
Current borrowings	11
Trade payables and other current liabilities	1,006
Codere Apuestas Galicia S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,159
Total Costs	1,159
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,421
Total Costs	1,421
Current financial assets
Trade receivables
Current borrowings	112
Trade payables and other current liabilities	715
Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	3,249
Total Costs	3,249
Current financial assets
Trade receivables	1,685
Current borrowings	1,486
Trade payables and other current liabilities	1,871
Total [Member]
IfrsStatementLineItems [Line Items]
Operating expenses	14,411
Total Costs	14,411
Current financial assets	5
Trade receivables	1,760
Current borrowings	1,609
Trade payables and other current liabilities	3,931
Codere Apuestas Espana S L [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	75
Current borrowings
Trade payables and other current liabilities	€ 339